STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-Based Compensation Expense

Total stock-based compensation expense recognized in the Company’s consolidated statements of operations and comprehensive loss is classified as follows:

	Three months ended March 31,
	2026	2025
Selling and marketing	$191,375	$196,488
General and administrative	11,186	101,517
Cost of revenue	—	105,734
Research and development	—	93,425
Total stock-based compensation expense	$202,561	$497,164

Total stock-based compensation expense recognized in the Company’s consolidated statements of operations is classified as follows:

	Year ended December 31,
	2025	2024
Cost of revenue	$105,734	$466,658
Research and development	93,425	476,666
Selling and marketing (1)	360,639	(181,160)
General and administrative	1,232,742	1,103,931
Total stock-based compensation expense	$1,792,540	$1,866,095

_______________

(1)
Amount presented for 2024 includes the reversal of stock compensation expense due to the departure of our Chief Marketing and Sales Officer in April 2024 and the resultant forfeiture of his unvested awards.

Schedule of Restricted Stock Units	The following table shows a summary of the Company's RSU activity for the year ended December 31, 2025:

	RSUs
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2024	915	$1,113.11
RSUs granted	711,023	$0.81
RSUs vested	(711,559)	$1.67
RSUs forfeited	(379)	$561.81
Unvested at December 31, 2025	—	$—
The
Summary of Stock Options Activity

The following table shows a summary of the Company's stock option activity for the three months ended March 31, 2026:

	Number of Stock Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2025	50,968	$4.80	9.5	$4,306.53
Options cancelled or forfeited	(1,187)	$113.77
Options outstanding at March 31, 2026	49,781	$2.20	9.5	$—
Options exercisable at March 31, 2026	24,921	$3.47	9.5	$—
Options vested and expected to vest at March 31, 2026	49,781	$2.20	9.5	$—

	Number of Stock Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2024	43,774	$203.58	7.1	$7,375.15
Options granted	49,599	$0.71
Options cancelled or forfeited	(42,405)	$204.38
Options outstanding at December 31, 2025	50,968	$4.80	9.5	$4,306.53
Options exercisable at December 31, 2025	13,696	$15.15	8.9	$1,076.57
Options vested and expected to vest at December 31, 2025	50,968	$4.80	9.5	$4,306.53

Summary of Assumptions Utilized for Option Grants	A summary of the weighted average assumptions the Company utilized for option grants during the years ended December 31, 2025 and 2024, respectively, are as follows:

	Year ended December 31,
	2025	2024
Expected term (in years)	5.2	4.0
Expected volatility	134.0%	47.8% - 55.0%
Risk-free interest rate	3.7%	4.0% - 4.5%
Expected dividend yield	0.0%	0.0%

Consultant Awards [Member]
Share-Based Payment Arrangement [Abstract]
Summary of Assumptions Utilized for Option Grants

The Company determined the fair value using a Monte Carlo simulation based approach, a Level 3 valuation, with the following assumptions:

Three months ended March 31,
2026
Stock Price	$$0.1773 - $0.2100
Expected term (in years)	0.80 - 0.90
Expected volatility	164.0% - 168.0%
Risk-free interest rate	3.4% - 3.7%
Expected dividend yield	0.0%

Lyocon Acquisition Awards [Member]
Share-Based Payment Arrangement [Abstract]
Summary of Assumptions Utilized for Option Grants

The Company determined the fair value using a Monte Carlo simulation based approach, a Level 3 valuation, with the following assumptions:

Three months ended March 31,
2026
Stock Price	$$0.1773 - $0.1837
Expected term (in years)	0.80 - 1.00
Expected volatility	168.0% - 175.0%
Risk-free interest rate	3.5% - 3.7%
Expected dividend yield	0.0%